17 Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of intangible assets

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of poperations in the year the asset is derecognized.

	As of December 31, 2019	Additions	Amortizations	Write-off	Conversion adjustment to reporting currency	Transfers	Discontinued operation	As of December 31, 2020

Goodwill	785	—	—	—	38	1	(208)	616
Softwares	135	72	(40)	(1)	20	—	(115)	71
Commercial rights	314	6	(8)	—	(1)	—	—	311
Tradename	3,054	—	—	—	713	—	(3,728)	39
	4,288	78	(48)	(1)	770	1	(4,051)	1,037

	As of December 31, 2017	Additions	Amortizations	Transfer (*)	As of December 31, 2018	Additions	Business combination	Amortizations	Exchange rate changes	As of December, 31, 2019
Goodwill	618	—	-2	—	616	—	165	—	4	785
Software	51	17	(10)	3	61	28	60	(15)	1	135
Commercial rights	41	24	—	232	297	24	1	(8)	—	314
Tradename	39	—	—	—	39	—	2,949	—	66	3,054
	749	41	(12)	235	1,013	52	3,175	(23)	71	4,288